Leases (Details) - USD ($) $ in Thousands	12 Months Ended		17 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating leases monthly payment			$ 75
Operating leases termination date	Mar. 31, 2021
Operating lease cost	$ 389
Lease rental expense		$ 1,582
Operating lease cash flows	$ 225	$ 1,282
Operating lease weighted average remaining lease term		3 months
Operating lease weighted average discount percent		8.00%